Equity accounted investments - Mimosa - Summary of Financial Statements of Mimosa (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EQUITY-ACCOUNTED INVESTMENTS
Total revenue from contracts with customers	R 114,849	R 138,051	R 172,313
Amortisation and depreciation	(10,012)	(7,087)	(8,293)
Interest income	1,369	1,203	1,202
Finance expense	(3,299)	(2,840)	(2,496)
Total mining and income tax	2,416	(8,924)	(13,761)
Income tax	(2,960)	(8,225)	(11,816)
Royalty tax	1,050	1,834	2,714
(Loss)/profit for the year	(37,430)	18,980	33,796
Other comprehensive income	4,648	2,369	4,635
Total comprehensive income	(32,782)	21,349	38,431
Non-current assets	81,119	105,867	88,163
Property, plant and equipment	61,338	76,909	62,494
Right-of-use assets	560	279	222	R 296
Current assets	61,822	60,764	64,831
Cash and cash equivalents	25,560	26,076	30,292	20,240
Non-current liabilities	(54,927)	(55,408)	(51,108)
Current liabilities	(36,407)	(20,219)	(20,541)
Impairment	(47,013)
Equity-accounted investments	7,148	8,471	7,594
Impairment loss, PPE	38,492	1	5,120
Mimosa
EQUITY-ACCOUNTED INVESTMENTS
Net assets (liabilities)	5,616	6,696	5,462
Impairment	(423)	0	0
Reconciling items	(47)	(46)	(49)
Equity-accounted investments	R 5,146	6,650	5,413	R 3,929
Proportion of ownership interest in associate	50.00%
Impairment loss, PPE	R 1,864
Impairment loss, PPE, net of tax	1,384
Separate | Mimosa
EQUITY-ACCOUNTED INVESTMENTS
Total revenue from contracts with customers	6,433	8,535	8,786
Amortisation and depreciation	(951)	(685)	(549)
Interest income	64	203	24
Finance expense	(56)	(71)	(10)
Total mining and income tax	554	(946)	(1,503)
Income tax	820	(692)	(1,183)
Royalty tax	266	254	320
(Loss)/profit for the year	(2,957)	2,123	3,405
Other comprehensive income	1,213	838	896
Total comprehensive income	(1,744)	2,961	4,301
Non-current assets	5,675	7,560	6,095
Property, plant and equipment	5,675	7,560	6,095
Right-of-use assets	0	0	0
Current assets	6,997	8,124	6,728
Cash and cash equivalents	770	1,545	1,131
Other current assets	6,227	6,579	5,597
Non-current liabilities	(1,037)	(1,840)	(1,443)
Non-current financial liabilities	0	0	0
Other non-current liabilities	(1,037)	(1,840)	(1,443)
Current liabilities	(403)	(453)	(456)
Current financial liabilities	(403)	(453)	(334)
Other current liabilities	0	0	(122)
Net assets (liabilities)	11,232	13,391	10,924
Impairment loss, PPE	3,728
Current financial liabilities excluding trade and other payables	R 0	R 35	R 9